SLM Student Loan Trust 2008-2
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-2 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$2,120,185,459.61	($23,654,913.75)	$2,096,530,545.86
	ii	Interest to be Capitalized		52,702,591.47		61,150,575.68

	iii	Total Pool		$2,172,888,051.08		$2,157,681,121.54
	iv	Capitalized Interest		75,000,000.00		75,000,000.00
	v	Prefunding Account		0.00		0.00
	vi	Specified Reserve Account Balance		5,432,220.13		5,394,202.80

	vii	Total Adjusted Pool		$2,253,320,271.21		$2,238,075,324.34

B	i	Weighted Average Coupon (WAC)		7.164%		6.577%
	ii	Weighted Average Remaining Term		131.60		130.83
	iii	Number of Loans		494,533		487,815
	iv	Number of Borrowers		266,131		262,627
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$94,340,375		$90,144,947
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$2,078,547,676		$2,067,536,174
	viii	Pool Factor		0.987686167		0.980773858

					% of O/S		% of O/S
	Notes		Spread	Balance 07/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 784442AA3	0.30%	$592,630,921.36	26.279%	$575,597,324.34	25.718%
	ii	A-2 Notes 784442AB1	0.45%	514,000,000.00	22.793%	514,000,000.00	22.966%
	iii	A-3 Notes 784442AC9	0.75%	1,080,064,000.00	47.894%	1,080,064,000.00	48.259%
	iv	B Notes 784442AD7	1.20%	68,414,000.00	3.034%	68,414,000.00	3.057%

		Total Notes		$2,255,108,921.36	100.000%	$2,238,075,324.34	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$-		$0.00
	iii	Specified Reserve Acct Balance ($)		$5,432,220.13		$5,394,202.80
	iv	Reserve Account Floor Balance ($)		$2,199,978.00		$2,199,978.00

	v	Current Reserve Acct Balance ($)		$5,432,220.13		$5,394,202.80

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Prefunding Account		$0.00		$0.00
	iii	Capitalized Interest Account		$75,000,000.00		$75,000,000.00
	iv	Floor Income Rebate Account		$10,567,103.46		$9,731,034.66

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct		$2,253,320,271.21		$2,238,075,324.34
	ii	Total Outstanding Balance Notes		$2,255,108,921.36		$2,238,075,324.34
	iii	Difference		$(1,788,650.15)		$0.00
	iv	Parity Ratio		0.99921		1.00000

II. 2008-2 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$26,099,597.61
	ii	Principal Collections from Guarantor	5,925,727.47
	iii	Principal Reimbursements	305,312.13
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$32,330,637.21

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$119,338.27
	ii	Capitalized Interest	(8,795,061.73)

	iii	Total Non-Cash Principal Activity	$(8,675,723.46)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$23,654,913.75

E	Student Loan Interest Activity
	i	Regular Interest Collections	$7,162,385.20
	ii	Interest Claims Received from Guarantors	313,859.60
	iii	Collection Fees/Returned Items	5,245.01
	iv	Late Fee Reimbursements	191,009.29
	v	Interest Reimbursements	12,275.09
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(884.30)
	viii	Subsidy Payments	11,729,378.84

	ix	Total Interest Collections	$19,413,268.73

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(976.15)
	ii	Capitalized Interest	8,795,061.73

	iii	Total Non-Cash Interest Adjustments	$8,794,085.58

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$28,207,354.31

I	Non-Reimbursable Losses During Collection Period		$105,139.45

J	Cumulative Non-Reimbursable Losses to Date		$105,207.46

III. 2008-2 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$23,957,445.85
	ii	Consolidation Principal Payments	8,067,879.23
	iii	Reimbursements by Seller	20,165.77
	iv	Borrower Benefits Reimbursements	31,823.56
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	253,322.80

	vii	Total Principal Collections	$32,330,637.21

B	Interest Collections
	i	Interest Payments Received	$19,057,106.26
	ii	Consolidation Interest Payments	147,633.08
	iii	Reimbursements by Seller	1.25
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	1,502.63
	vi	Re-purchased Interest	10,771.21
	vii	Collection Fees/Return Items	5,245.01
	viii	Late Fees	191,009.29

	ix	Total Interest Collections	$19,413,268.73

C	Other Reimbursements		$122,028.49

D	Reserves in Excess of the Requirement		$38,017.33

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$726,637.77

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Excess Transferred from Pre-Funding Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Account		$0.00

M	TOTAL AVAILABLE FUNDS		$52,630,589.53
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,296,218.50)
		Floor Income Rebate Fees to Dept. of Education	$(10,522,731.32)
		Funds Allocated to the Floor Income Rebate Account	$(9,731,034.66)
		Funds Released from the Floor Income Rebate Account	$10,567,103.46

N	NET AVAILABLE FUNDS		$41,647,708.51

O	Servicing Fees Due for Current Period		$650,536.75

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$670,536.75

IV. 2008-2	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	6.789%	6.596%	207,143	183,687	41.887%	37.655%	$939,937,656.55	$836,660,344.09	44.333%	39.907%

Grace
Current	6.778%	6.452%	65,057	67,118	13.155%	13.759%	273,489,527.47	$303,360,964.55	12.899%	14.470%

TOTAL INTERIM	6.786%	6.558%	272,200	250,805	55.042%	51.414%	$1,213,427,184.02	$1,140,021,308.64	57.232%	54.377%

REPAYMENT
Active
Current	7.703%	6.779%	123,101	116,080	24.892%	23.796%	$477,591,512.18	$459,909,773.88	22.526%	21.937%
31-60 Days Delinquent	7.537%	6.225%	11,638	16,105	2.353%	3.301%	38,886,919.65	52,623,370.95	1.834%	2.510%
61-90 Days Delinquent	7.362%	6.057%	6,414	7,891	1.297%	1.618%	18,697,689.13	23,846,903.75	0.882%	1.137%
91-120 Days Delinquent	7.569%	5.867%	3,783	5,308	0.765%	1.088%	12,422,408.74	14,522,921.43	0.586%	0.693%
> 120 Days Delinquent	7.351%	5.600%	15,168	16,602	3.067%	3.403%	43,339,502.92	46,209,397.34	2.044%	2.204%

Deferment
Current	7.778%	6.737%	37,405	45,383	7.564%	9.303%	209,238,137.40	233,786,837.85	9.869%	11.151%

Forbearance
Current	7.645%	6.456%	24,159	27,178	4.885%	5.571%	104,588,239.84	118,770,499.65	4.933%	5.665%

TOTAL REPAYMENT	7.681%	6.608%	221,668	234,547	44.824%	48.081%	$904,764,409.86	$949,669,704.85	42.674%	45.297%

Claims in Process (1)	7.373%	5.262%	665	2,463	0.134%	0.505%	$1,993,865.73	$6,839,532.37	0.094%	0.326%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.164%	6.577%	494,533	487,815	100.000%	100.000%	$2,120,185,459.61	$2,096,530,545.86	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-2	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	6.153%	260,248	$857,376,938.57	40.895%
- GSL - Unsubsidized	6.229%	194,125	847,121,181.74	40.406%
- PLUS Loans	8.278%	32,854	389,751,802.63	18.590%
- SLS Loans	5.869%	588	2,280,622.92	0.109%

- Total	6.577%	487,815	$2,096,530,545.86	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.652%	390,724	$1,844,781,232.76	87.992%
-Two Year	5.951%	76,938	196,816,307.01	9.388%
-Technical	6.255%	20,140	54,922,708.86	2.620%
-Other	5.235%	13	10,297.23	0.000%

- Total	6.577%	487,815	$2,096,530,545.86	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-2	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$24,379,092.21

B	Interest Subsidy Payments Accrued During Collection Period	10,289,055.63

C	Special Allowance Payments Accrued During Collection Period	797,589.73

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	726,637.77

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$36,192,375.34

VII. 2008-2	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.008094444	07/25/2008 - 10/27/2008	1 NY Business Day	3.10000%	LIBOR

B	Class A-2 Interest Rate	0.008486111	07/25/2008 - 10/27/2008	1 NY Business Day	3.25000%	LIBOR

C	Class A-3 Interest Rate	0.009269444	07/25/2008 - 10/27/2008	1 NY Business Day	3.55000%	LIBOR

D	Class B Interest Rate	0.010444444	07/25/2008 - 10/27/2008	1 NY Business Day	4.00000%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-2	Inputs From Prior Period	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,120,185,459.61
	ii	Interest To Be Capitalized	52,702,591.47

	iii	Total Pool	$2,172,888,051.08
	iv	Capitalized Interest	75,000,000.00
	v	Prefunding Account Balance	0.00
	vi	Specified Reserve Account Balance	5,432,220.13

	vii	Total Adjusted Pool	$2,253,320,271.21

B	Total Note Factor		0.988875543
C	Total Note Balance		$2,255,108,921.36

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class B

	i	Current Factor	0.958949711	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$592,630,921.36	$514,000,000.00	$1,080,064,000.00	$68,414,000.00

	iii	Note Principal Shortfall	$1,788,650.15	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$5,432,220.13
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-2            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$41,647,708.51	$41,647,708.51

B	Primary Servicing Fees - Current Month		$650,536.75	$40,997,171.76

C	Administration Fee		$20,000.00	$40,977,171.76

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,797,018.07	$36,180,153.69
	ii	Class A-2	$4,361,861.11	$31,818,292.58
	iii	Class A-3	$10,011,593.24	$21,806,699.34
	v	Total Class A Interest Distribution	$19,170,472.42

E	Class B Noteholders’ Interest Distribution Amount		$714,546.22	$21,092,153.12

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$17,033,597.02	$4,058,556.10
	ii	Class A-2	$0.00	$4,058,556.10
	iii	Class A-3	$0.00	$4,058,556.10
	v	Total Class A Principal Distribution	$17,033,597.02

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$4,058,556.10

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$4,058,556.10

I	Carryover Servicing Fees		$0.00	$4,058,556.10

J	Excess to Certificateholder		$4,058,556.10	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,096,530,545.86
	ii	Interest to be Capitalized	61,150,575.68
	iii	Reserve Account Balance (after any reinstatement)	5,394,202.80
	iv	Capitalized Interest Account Balance	75,000,000.00
	v	Pre-Funding Account Balance	0.00
	vi	Less Specified Reserve Account Balance	(5,394,202.80)

	vii	Total	$2,232,681,121.54

	viii	Class A Notes Outstanding (after application of available funds)	$2,169,661,324.34

	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (viii > vii or ix = Y)	N

X. 2008-2           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$5,432,220.13
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$5,432,220.13
	iv	Required Reserve Account Balance	$5,394,202.80
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$38,017.33
	vii	Ending Reserve Account Balance	$5,394,202.80

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		2/22/2008
	i	Beginning of Period Account Balance	$—
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

C	Prefunding Account
	Pre-Funding Period end date		3/31/2008
	i	Beginning of Period Account Balance	$0.00
	ii	Loans Funded	$0.00
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		4/27/2009
	i	Beginning of Period Account Balance	$75,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$75,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$10,567,103.46
	ii	Deposits for the Period	$9,731,034.66
	iii	Release to Collection Account	$(10,567,103.46)

	iv	Ending Balance	$9,731,034.66

XI. 2008-2            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class B
	i	Quarterly Interest Due	$4,797,018.07	$4,361,861.11	$10,011,593.24	$714,546.22
	ii	Quarterly Interest Paid	4,797,018.07	4,361,861.11	10,011,593.24	714,546.22
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$17,033,597.02	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	17,033,597.02	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$21,830,615.09	$4,361,861.11	$10,011,593.24	$714,546.22

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$2,255,108,921.36
	ii	Adjusted Pool Balance	9/30/08	2,238,075,324.34

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$17,033,597.02

	iv	Adjusted Pool Balance	6/30/08	$2,253,320,271.21
	v	Adjusted Pool Balance	9/30/08	2,238,075,324.34

	vi	Current Principal Due (iv - v)		$15,244,946.87
	vii	Principal Shortfall from Previous Collection Pd		1,788,650.15

	viii	Principal Distribution Amount (vi + vii)		$17,033,597.02

	ix	Principal Distribution Amount Paid		$17,033,597.02

	x	Principal Shortfall (viii - ix)		$0.00

C		Total Principal Distribution		$17,033,597.02
D		Total Interest Distribution		19,885,018.64

E		Total Cash Distributions		$36,918,615.66

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	784442AA3	$592,630,921.36		$575,597,324.34
		A-1 Note Pool Factor		0.958949711	0.027562455	0.931387256

	ii	A-2 Note Balance	784442AB1	$514,000,000.00		$514,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	784442AC9	$1,080,064,000.00		$1,080,064,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	B Note Balance	784442AD7	$68,414,000.00		$68,414,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-1            Historical Pool Information

			7/1/08 - 9/30/08	4/1/08 - 6/30/08	2/7/08 - 3/31/08

Beginning Student Loan Portfolio Balance			$2,120,185,459.61	$2,135,405,729.35	$1,457,757,525.69

	Student Loan Principal Activity
	i	Regular Principal Collections	$26,099,597.61	$24,682,833.92	$28,827,782.84
	ii	Principal Collections from Guarantor	5,925,727.47	1,135,849.48	45,354.52
	iii	Principal Reimbursements	305,312.13	210,859.92	102,039.77
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$32,330,637.21	$26,029,543.32	$28,975,177.13
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$119,338.27	$28,460.21	$120,446.56
	ii	Capitalized Interest	(8,795,061.73)	(10,837,733.79)	(3,982,222.33)

	iii	Total Non-Cash Principal Activity	$(8,675,723.46)	$(10,809,273.58)	$(3,861,775.77)

	Student Loan Principal Purchases		$0.00	$0.00	$(702,761,605.02)

(-)	Total Student Loan Principal Activity		$23,654,913.75	$15,220,269.74	$677,648,203.66

	Student Loan Interest Activity
	i	Regular Interest Collections	$7,162,385.20	$8,319,467.18	$4,653,449.19
	ii	Interest Claims Received from Guarantors	313,859.60	23,866.64	462.55
	iii	Collection Fees/Returned Items	5,245.01	5,890.86	4,639.77
	iv	Late Fee Reimbursements	191,009.29	191,720.00	96,113.96
	v	Interest Reimbursements	12,275.09	11,701.40	4,732.75
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	(884.30)	(500.14)	0.00
	viii	Subsidy Payments	11,729,378.84	7,301,487.93	0.00

	ix	Total Interest Collections	$19,413,268.73	$15,853,633.87	$4,759,398.22

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(976.15)	$(729.52)	$(20,036.61)
	ii	Capitalized Interest	8,795,061.73	10,837,733.79	3,982,222.33

	iii	Total Non-Cash Interest Adjustments	$8,794,085.58	$10,837,004.27	$3,962,185.72

	Student Loan Interest Purchases		$0.00	$0.00	$(21,832,477.26)

	Total Student Loan Interest Activity		$28,207,354.31	$26,690,638.14	$(13,110,893.32)

(=)	Ending Student Loan Portfolio Balance		$2,096,530,545.86	$2,120,185,459.61	$2,135,405,729.35

(+)	Interest to be Capitalized		$61,150,575.68	$52,702,591.47	$45,000,075.26

(=)	TOTAL POOL		$2,157,681,121.54	$2,172,888,051.08	$2,180,405,804.61

(+)	Capitalized Interest		$75,000,000.00	$75,000,000.00	$75,000,000.00

(+)	Reserve Account Balance		$5,394,202.80	$5,432,220.13	$5,451,014.51

(+)	Prefunding Account balance		$—	$—	$—

(=)	Total Adjusted Pool		$2,238,075,324.34	$2,253,320,271.21	$2,260,856,819.12

XIII. 2008-2	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-08	$ 2,180,405,805	0.00%

Jul-08	$ 2,172,888,051	2.23%

Oct-08	$ 2,157,681,122	2.35%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.